Risk Management - Portfolio Concentration Credit Risk Geographic Region (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and due from banks
Credit risk
Financial assets	$ 880,081	$ 1,057,393
Financial assets held-for-trading
Credit risk
Financial assets	1,745,366	1,538,578
Cash collateral on securities borrowed and reverse repurchase agreements
Credit risk
Financial assets	97,289	91,641
Loans and advances to banks
Credit risk
Financial assets	1,495,396	760,285
Central Bank of Chile
Credit risk
Financial assets	1,100,831	350,916
Domestic banks
Credit risk
Financial assets	100,023	120,017
Foreign banks
Credit risk
Financial assets	294,542	289,352
Loans to customers
Credit risk
Financial assets	27,926,632	25,451,513
Commercial loans
Credit risk
Financial assets	15,438,398	13,960,818
Mortgage loans
Credit risk
Financial assets	8,052,073	7,477,236
Consumer loans
Credit risk
Financial assets	4,436,161	4,013,459
Financial assets available-for-sale
Credit risk
Financial assets		1,526,315
FVOCI
Credit risk
Financial assets	1,053,191
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading
Credit risk
Financial assets	1,523,472	1,317,164
Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets available-for-sale
Credit risk
Financial assets		356,368
Instruments issued by the Chilean Governments and Central Bank of Chile | FVOCI
Credit risk
Financial assets	164,222
Other instruments issued in Chile | Financial assets held-for-trading
Credit risk
Financial assets	129,607	221,092
Other instruments issued in Chile | Financial assets available-for-sale
Credit risk
Financial assets		1,168,913
Other instruments issued in Chile | FVOCI
Credit risk
Financial assets	779,613
Instruments issued by foreign institutions | Financial assets held-for-trading
Credit risk
Financial assets	4,446	322
Instruments issued by foreign institutions | Financial assets available-for-sale
Credit risk
Financial assets		1,034
Instruments issued by foreign institutions | FVOCI
Credit risk
Financial assets	109,356
Mutual fund investments | Financial assets held-for-trading
Credit risk
Financial assets	87,841
Derivative contracts for trading purposes
Credit risk
Financial assets	1,478,533	1,220,092
Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	735,444	506,614
Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	738,130	710,123
Derivative contracts for trading purposes | Call Options
Credit risk
Financial assets	4,839	514
Derivative contracts for trading purposes | Put Options
Credit risk
Financial assets	120	2,841
Hedge derivative contracts
Credit risk
Financial assets	35,414	27,849
Hedge derivative contracts | Swaps
Credit risk
Financial assets	35,414	27,849
Domestic banks | Cash and due from banks
Credit risk
Financial assets	773,368	695,213
Domestic banks | Financial assets held-for-trading
Credit risk
Financial assets	1,740,920	1,538,256
Domestic banks | Cash collateral on securities borrowed and reverse repurchase agreements
Credit risk
Financial assets	97,289	91,641
Domestic banks | Loans and advances to banks
Credit risk
Financial assets	1,200,854	470,933
Domestic banks | Central Bank of Chile
Credit risk
Financial assets	1,100,831	350,916
Domestic banks | Domestic banks
Credit risk
Financial assets	100,023	120,017
Domestic banks | Loans to customers
Credit risk
Financial assets	27,833,088	25,393,211
Domestic banks | Commercial loans
Credit risk
Financial assets	15,344,854	13,902,516
Domestic banks | Mortgage loans
Credit risk
Financial assets	8,052,073	7,477,236
Domestic banks | Consumer loans
Credit risk
Financial assets	4,436,161	4,013,459
Domestic banks | Financial assets available-for-sale
Credit risk
Financial assets		1,525,281
Domestic banks | FVOCI
Credit risk
Financial assets	943,835
Domestic banks | Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading
Credit risk
Financial assets	1,523,472	1,317,164
Domestic banks | Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets available-for-sale
Credit risk
Financial assets		356,368
Domestic banks | Instruments issued by the Chilean Governments and Central Bank of Chile | FVOCI
Credit risk
Financial assets	164,222
Domestic banks | Other instruments issued in Chile | Financial assets held-for-trading
Credit risk
Financial assets	129,607	221,092
Domestic banks | Other instruments issued in Chile | Financial assets available-for-sale
Credit risk
Financial assets		1,168,913
Domestic banks | Other instruments issued in Chile | FVOCI
Credit risk
Financial assets	779,613
Domestic banks | Mutual fund investments | Financial assets held-for-trading
Credit risk
Financial assets	87,841
Domestic banks | Derivative contracts for trading purposes
Credit risk
Financial assets	1,128,151	867,977
Domestic banks | Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	670,595	392,130
Domestic banks | Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	453,191	472,492
Domestic banks | Derivative contracts for trading purposes | Call Options
Credit risk
Financial assets	4,309	514
Domestic banks | Derivative contracts for trading purposes | Put Options
Credit risk
Financial assets	56	2,841
Domestic banks | Hedge derivative contracts
Credit risk
Financial assets	4,547
Domestic banks | Hedge derivative contracts | Swaps
Credit risk
Financial assets	4,547
United States | Cash and due from banks
Credit risk
Financial assets	69,343	271,564
United States | Financial assets held-for-trading
Credit risk
Financial assets	4,446	322
United States | FVOCI
Credit risk
Financial assets	108,544
United States | Instruments issued by foreign institutions | Financial assets held-for-trading
Credit risk
Financial assets	4,446	322
United States | Instruments issued by foreign institutions | FVOCI
Credit risk
Financial assets	108,544
United States | Derivative contracts for trading purposes
Credit risk
Financial assets	121,496	102,776
United States | Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	23,082	23,162
United States | Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	98,414	79,614
United States | Hedge derivative contracts
Credit risk
Financial assets	14,348	8,632
United States | Hedge derivative contracts | Swaps
Credit risk
Financial assets	14,348	8,632
Brazil | Loans and advances to banks
Credit risk
Financial assets	209,693	158,524
Brazil | Foreign banks
Credit risk
Financial assets	209,693	158,524
Brazil | Loans to customers
Credit risk
Financial assets	354
Brazil | Commercial loans
Credit risk
Financial assets	354
Other | Cash and due from banks
Credit risk
Financial assets	37,370	90,616
Other | Loans and advances to banks
Credit risk
Financial assets	84,849	130,828
Other | Foreign banks
Credit risk
Financial assets	84,849	130,828
Other | Loans to customers
Credit risk
Financial assets	93,190	58,302
Other | Commercial loans
Credit risk
Financial assets	93,190	58,302
Other | Financial assets available-for-sale
Credit risk
Financial assets		1,034
Other | FVOCI
Credit risk
Financial assets	812
Other | Instruments issued by foreign institutions | Financial assets available-for-sale
Credit risk
Financial assets		1,034
Other | Instruments issued by foreign institutions | FVOCI
Credit risk
Financial assets	812
Other | Derivative contracts for trading purposes
Credit risk
Financial assets	228,886	249,339
Other | Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	41,767	91,322
Other | Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	186,525	158,017
Other | Derivative contracts for trading purposes | Call Options
Credit risk
Financial assets	530
Other | Derivative contracts for trading purposes | Put Options
Credit risk
Financial assets	64
Other | Hedge derivative contracts
Credit risk
Financial assets	16,519	19,217
Other | Hedge derivative contracts | Swaps
Credit risk
Financial assets	$ 16,519	$ 19,217